Document and Entity Information	Jan. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2021
Entity Registrant Name	RICHARDSON ELECTRONICS LTD/DE
Entity Central Index Key	0000355948
Entity Emerging Growth Company	false
Entity File Number	0-12906
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2096643
Entity Address, Address Line One	40W267 Keslinger Road
Entity Address, Address Line Two	P.O. Box 393
Entity Address, City or Town	LaFox
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60147-0393
City Area Code	630
Local Phone Number	208-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.05 Par Value per share
Trading Symbol	RELL
Security Exchange Name	NASDAQ